Organization, Business Operation and Going Concern Consideration (Details) - USD ($)				1 Months Ended			3 Months Ended	12 Months Ended
	May 09, 2025	May 09, 2025	Nov. 19, 2024	Nov. 21, 2024	Nov. 19, 2024	Nov. 18, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Feb. 18, 2026	Nov. 30, 2025	Mar. 31, 2025	Mar. 17, 2025	Dec. 31, 2023
Organization And Basis Of Presentation [Line Items]
Cash													$ 0
HORIZON SPACE ACQUISITION II CORP
Organization And Basis Of Presentation [Line Items]
Payables due to redeeming shareholders							$ 37,482,848
Working capital deficit							1,784,554	$ 1,319,649
Transaction cost							1,844,819	1,844,819
Underwriting commissions							1,035,000	1,035,000
Representative shares, value						$ 297,045	341,602	341,602
Other offering costs							468,217	468,217
Cash							$ 9,586	$ 7,917	$ 646,720			$ 364,776		$ 0
Ordinary shares issued							210,000	210,000
Additional representative shares							31,500	31,500
Over allotment description							each three months extension, $690,000 as the underwriter’s over-allotment option had been exercised in full ($0.10 per share in either case), up to an aggregate of $1,380,000, on or prior to the date of the applicable deadline	each three months extension, $690,000 as the underwriter’s over-allotment option had been exercised in full ($0.10 per share in either case), up to an aggregate of $1,380,000, on or prior to the date of the applicable deadline.
Underwriter with fair value							$ 44,557	$ 44,557
Net tangible assets							5,000,001	5,000,001
Net of interest taxes payable							50,000	50,000
Cash held outside of trust account							939,635	939,635
Deposit into the Trust Account								690,000		$ 100,000	$ 690,000
Debt Instrument, Face Amount							100,000			$ 50,000
Additional private placement price per unit						$ 10
Total gross proceeds from IPO				$ 9,000,000				69,000,000	$ 69,000,000
Underwriter [Member] | HORIZON SPACE ACQUISITION II CORP
Organization And Basis Of Presentation [Line Items]
Representative shares, value							$ 297,045	$ 297,045
Ordinary shares issued								210,000
Additional representative shares							31,500	31,500
Additional private placement price per unit				$ 10		10
Total gross proceeds from IPO				$ 9,000,000
Share sold during period				900,000
Business Combination Agreement [Member] | HORIZON SPACE ACQUISITION II CORP
Organization And Basis Of Presentation [Line Items]
Gross proceeds from initial private placement		$ 7,800,000
Additional private placement price per unit	$ 10	$ 10
Initial private placement unit purchased		780,000
Top [Member] | HORIZON SPACE ACQUISITION II CORP
Organization And Basis Of Presentation [Line Items]
Ordinary shares issued							241,500	241,500
Tax obligations and liquidation expenses							$ 50,000	$ 50,000
Additional Private Units [Member] | HORIZON SPACE ACQUISITION II CORP
Organization And Basis Of Presentation [Line Items]
Gross proceeds from initial private placement				$ 135,000
Additional private placement price per unit				$ 10
Sale of an additional initial private placement unit				13,500
Initial Public Offering [Member] | HORIZON SPACE ACQUISITION II CORP
Organization And Basis Of Presentation [Line Items]
Additional private placement price per unit				$ 10		$ 10
Initial private placement unit purchased						6,000,000
Share distribution description						Each unit consists of one ordinary share, and one right to receive one-tenth (1/10) of one ordinary share. Each ten rights entitle the holder thereof to receive one ordinary share upon the consummation of the Business Combination.
Total gross proceeds from IPO						$ 60,000,000
Private Placement [Member]
Organization And Basis Of Presentation [Line Items]
Additional private placement price per unit							$ 10
Private Placement [Member] | HORIZON SPACE ACQUISITION II CORP
Organization And Basis Of Presentation [Line Items]
Gross proceeds from initial private placement	$ 7,800,000
Additional private placement price per unit							$ 10	$ 10
Initial private placement aggregate purchase price							$ 2,000,000	$ 2,000,000
Initial private placement unit purchased							200,000	200,000
Over-Allotment Option [Member] | HORIZON SPACE ACQUISITION II CORP
Organization And Basis Of Presentation [Line Items]
Additional share purchase			900,000		900,000	900,000
Share sold during period				900,000
Over-Allotment Option [Member] | Top [Member] | HORIZON SPACE ACQUISITION II CORP
Organization And Basis Of Presentation [Line Items]
Total gross proceeds from IPO				$ 1,035,000